Quarterly Financial Information (Unaudited)	7 Months Ended
Dec. 31, 2020
Quarterly Financial Information (Unaudited)
Quarterly Financial Information (Unaudited)

Note 12 — Quarterly Financial Information (Unaudited)

The following tables contain unaudited quarterly financial information for the quarterly period ended September 30, 2020, that has been updated to reflect the restatement of the Company’s financial statements as described in Note 2—Restatement of Previously Issued Financial Statements. The restatement had no impact net loss, net cash flows from operating, investing or financing activities. The Company has not amended its previously filed Quarterly Report on Form 10-Q for the Affected Period. The financial information that has been previously filed or otherwise reported for the Affected Period is superseded by the information in the Annual Report, and the financial statements and related financial information for the Affected Period contained in such previously filed report should no longer be relied upon.

	As Reported
	As Previously
	Restated in 10-K/A
As of September 30, 2020	Amendment No. 1	Adjustment	As Restated
Total assets	$201,529,675	—	$201,529,675
Total liabilities	$19,837,020	—	$19,837,020
Class A common stock subject to possible redemption	176,692,650	23,307,350	200,000,000
Preferred stock	—	—	—
Class A common stock	233	(233)	—
Class B common stock	575	—	575
Additional paid-in capital	5,280,089	(5,280,089)	—
Accumulated deficit	(280,892)	(18,027,028)	(18,307,920)
Total stockholders’ equity (deficit)	$5,000,005	$(23,307,350)	$(18,307,345)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$201,529,675	$—	$201,529,675

Period From June 4, 2020 (Inception) Through September 30, 2020

	As Reported
	As Previously
	Restated in 10-K/A
	Amendment No. 1	Adjustment	As Restated
Cash Flow from Operating Activities	$(415,674)	$—	$(415,674)
Cash Flows used in Investing Activities	$(200,000,000)	$—	$(200,000,000)
Cash Flows provided by Financing Activities	$201,564,157	$—	$201,564,157
Supplemental Disclosure of Noncash Financing Activities:
Offering costs included in accrued expenses	$85,000	$—	$85,000
Deferred underwriting commissions in connection with the initial public offering	$7,000,000	$—	$7,000,000
Initial value of Class A common stock subject to possible redemption	$176,448,260	$(176,448,260)	$—
Change in value of Class A common stock subject to possible redemption	$244,390	$(244,390)	$—

	Earnings Per Share
	As Reported
	As Previously
	Restated in 10-K/A
	Amendment No. 1	Adjustment	As Restated
Three Months ended September 30, 2020
Net loss	$(262,685)	$—	$(262,685)
Weighted average shares outstanding - Class A common stock	20,000,000	(11,956,522)	8,043,478
Basic and diluted loss per share - Class A common stock	$0.00	$(0.02)	$(0.02)
Weighted average shares outstanding - Class B common stock	5,000,000	—	5,000,000
Basic and diluted loss per share - Class B common stock	$(0.05)	$0.03	$(0.02)

	Earnings Per Share
	As Reported
	As Previously
	Restated in 10-K/A
	Amendment No. 1	Adjustment	As Restated
For the period From June 4, 2020 (Inception) Through September 30, 2020
Net loss	$(280,892)	$—	$(280,892)
Weighted average shares outstanding - Class A common stock	20,000,000	(12,884,615)	7,115,385
Basic and diluted loss per share - Class B common stock	$0.00	$(0.02)	$(0.02)
Weighted average shares outstanding	5,000,000	—	5,000,000
Basic and diluted loss per share	$(0.06)	$0.04	$(0.02)